Investments (Details) - The Magna Group of Companies Retirement Savings Plans	12 Months Ended
Dec. 31, 2025 USD ($)
Investments
Guaranteed return	2.00%
Stable Value Fund
Investments
Number of days of prohibition to move back into fund	90 days
Pooled Separate Accounts
Investments
Period of delay for withdrawal or transfer requests	3 years
Investment transfer period	30 days
Unfunded commitments	$ 0
Common/Collective Trusts
Investments
Unfunded commitments	$ 0